Property, Plant and Equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Beginning balance	$ 5,668	$ 6,629	$ 6,981
Additions pending determination of proved reserves	1,016	2,036	2,588
Amounts charged to expense	(815)	(1,218)	(449)
Reclassifications to productive wells on determination of proved reserves	(1,385)	(1,655)	(2,461)
Other movements	(830)	(124)	(30)
Ending balance	3,654	5,668	6,629
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	26,676	$ 3,639	$ 1,515
Capitalised exploration drilling costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 750